Borrowings	6 Months Ended
Jun. 30, 2026
Borrowings [abstract]
Borrowings
21.	Borrowings

	As at
	December 31, 2025 RMB’million	June 30, 2026 RMB’million
Included in non-current liabilities:
Non-current portion of long-term RMB bank borrowings, unsecured (Note (a))	—	7,142

Included in current liabilities:
RMB bank borrowings, unsecured (Note (b))	—	5,973
Current portion of long-term RMB bank borrowings, unsecured (Note (a))	—	24

	—	5,997

	—	13,139

(a)	The aggregate principal amounts of long-term bank borrowings and applicable interest rates are as follows:

	As at June 30, 2026
	Amount (RMB’million)	Interest rate (per annum)
RMB bank borrowings	7,121	LPR -0.85% ~ 0.30%
RMB bank borrowings	45	3.10%

	7,166

The long-term bank borrow
ing
s are repayable as follows:

	As at
	December 31, 2025 RMB’million	June 30, 2026 RMB’million
Within 1 year	—	24
Between 1 and 2 years	—	214
Between 2 and 5 years	—	1,650
Over 5 years	—	5,278

	—	7,166

(b)	The aggregate principal amounts of short-term bank borrowings and applicable interest rates are as follows :

	As at June 30, 2026
	Amount (RMB’million)	Interest rate (per annum)
RMB bank borrowings	5,973	1.70% ~ 2.30%
As at June 30, 2026, the carrying amounts of borrowings approximated their fair values.
The Group had complied with all of the financial covenants of its borrowing facilities for the six months ended June 30, 2026.